Note 18 - Tax assets and liabilities - Deferred Taxes (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Deferred Tax Assets And Liabilities Abstract
Current tax assets	€ 2,195	€ 2,163
Deferred tax assets	15,221	14,725
TAX ASSETS	17,416	16,888
Current tax liabilities	1,428	1,114
Deferred tax liabilities	2,186	2,184
TAX LIABILITIES	€ 3,614	€ 3,298